Business acquisitions and equity investment transactions (Tables)	12 Months Ended
Dec. 31, 2017
Business Acquisition [Line Items]
Schedule of Pro Forma Information
The pro forma adjustments are based upon available information and certain assumptions that management believes are reasonable.

	For the year ended December 31,
	2014 (unaudited)	2015 (unaudited)
	RMB	RMB
Pro forma total revenues	2,854,782	5,221,763
Pro forma net loss	(595,009)	(3,441,828)

Schedule of Condensed Financial Information From Gangi
In accordance with Rule 4-08(g) of Regulation S-X, the Company summarized the condensed financial information of 58 Home for the period in which it was accounted for by equity method.

	For the year ended December 31, 2016	For the year ended December 31, 2017
	RMB	RMB
Operating result data:
Total revenues	114,484	484,952
Gross profit	90,527	306,207
Loss from operations	(975,358)	(764,049)
Net loss	(1,015,209)	(769,839)

	As of December 31,
	2016	2017
	RMB	RMB
Balance sheets data:
Current assets	1,286,858	878,370
Non-current assets	118,233	1,276,431
Current liabilities	376,174	729,551
Non-current liabilities	—	31,899
Mezzanine equity	2,081,100	1,960,260
Total shareholders’ deficit	(1,052,183)	(566,909)

Anjuke Inc. ("Anjuke") [Member]
Business Acquisition [Line Items]
Schedule of Allocation of Purchase Price
The allocation of the purchase price is as follows:

	Amounts	Amortization
	RMB	Years

Net assets acquired	39,651
Amortizable intangible assets:
Domain names and trademarks	168,279	10
Technology	59,681	5
Customer relationship	14,676	2
Goodwill	1,341,760
Deferred tax liabilities	(60,659)
Total	1,563,388

Total purchase price comprised of
-Cash consideration	985,427
-Equity consideration	577,961
Total	1,563,388

Falcon View Technology ("Ganji") [Member]
Business Acquisition [Line Items]
Schedule of Allocation of Purchase Price
The allocation of the purchase price is as follows:

	Amounts	Amortization
	RMB	Years

Net assets acquired	78,605
Amortizable intangible assets:
Domain names and trademarks	1,435,918	9.4
Technology	148,670	4.4
Mezzanine classified noncontrolling interest	(86,507)
Goodwill	15,974,683
Deferred tax liabilities	(396,147)
Total	17,155,222
Total purchase price comprised of
-Cash consideration	2,799,890
-Equity consideration	7,107,133
-Fair value of previously held equity interests	7,248,199
Total	17,155,222

Schedule of Condensed Financial Information From Gangi
In accordance with Rule 4-08(g) of Regulation S-X, the Company summarized condensed financial information of Ganji for the period in which it was accounted for by equity method.

For the period from April 20 to August 6, 2015
RMB
Operating result data:
Revenues	325,525
Gross profit	295,029
Loss from operations	(2,101,364)
Net loss	(2,082,803)
Net loss attributable to Ganji’s shareholders	(2,080,336)

As of August 6, 2015
RMB
Balance sheets data:
Current assets	1,043,498
Non-current assets	1,618,241
Current liabilities	1,012,294
Non-current liabilities	392,849
Mezzanine equity	30,135
Total shareholders’ equity	1,226,461